Equity - Reorganization Description (Details)		12 Months Ended
	Nov. 12, 2019	Dec. 31, 2018 € / shares shares	Dec. 31, 2019 € / shares	Nov. 07, 2019 € / shares
Common shares
Disclosure of classes of share capital [line items]
Common stock outstanding | shares		15,861,340
Par value per share (in euros per share) | € / shares		€ 0.12	€ 0.12	€ 0.12
Conversion ratio of common shares		33.2238
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares		€ 1.00
Conversion ratio of preferred shares		89.6125
Centogene AG | Common shares
Disclosure of classes of share capital [line items]
Reverse share split ratio	33.2238%
Par value per share (in euros per share) | € / shares		€ 1.00
Number of common shares converted | shares		230,445,000
Centogene AG | Preferred shares
Disclosure of classes of share capital [line items]
Reverse share split ratio	89.6125%
Number of preferred shares converted | shares		91,562